FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Interest rate risk management (Details) - Interest rate reform, Phase 1 R$ in Thousands	Dec. 31, 2020 BRL (R$)
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Loans and financing contracts subject to renegotiation upon extinction of LIBOR	R$ 20,118,831
Derivative contracts subject to renegotiation upon extinction of LIBOR	R$ 1,567,520